Intangibles, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intangibles, Net [Abstract]
Intangibles, Net

Note 6—Intangibles, Net

Intangibles, net consisted of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Patents	$80,000	$80,000
Less accumulated amortization	(49,000)	(46,000)
Net	$31,000	$34,000

This intangible asset is amortized over its remaining life.  Amortization expense related to this intangible asset was $1,000 and $3,000 for the three and six months ended June 30, 2015 and 2014, respectively.

Amortization expense on intangible assets for the year ended December 31, 2015 and for each of the three succeeding years is $6,000 per year and a total of $7,000 thereafter.

The value capitalized for intangible assets represents the acquisition cost for purchased patents. We continue to invest in our intellectually property portfolio and are actively filing for patent protection for our technology in both the United States and abroad.  The costs for these filings, including legal, associated with compiling and filing patent applications are expensed in selling, general and administrative expenses as incurred.

Note 6 - Intangibles, Net

Intangibles, net consisted of the following:

	December 31, 2014	December 31, 2013
Patents	$80,000	$80,000
Less accumulated amortization	(46,000)	(39,000)
Net	$34,000	$41,000

Our patents are amortized over their remaining life.  Amortization expense related to these intangible assets was $7,000 for the years ended December 31, 2014 and 2013.

Amortization expense on intangible assets is $7,000 per year for the years ending December 31, 2015 through December 31, 2018, and $6,000 for the year ending December 31, 2019.

We continue to invest in our intellectually property portfolio and are actively filing for patent protection for our technology in both the United States and abroad.  The costs, including legal, associated with compiling and filing patent applications are expensed in selling, general and administrative expenses as incurred.